Shareholders' equity - Normal Course Issuer Bid (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 06, 2021	May 17, 2023	Apr. 02, 2023	Apr. 03, 2022	May 18, 2023
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)			1,152,802	5,636,763
Normal course issuer bid purchase of subordinate voting shares			$ 26.7	$ 253.2
Share repurchase program, liability to broker			$ 20.0	$ 0.0
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Share repurchase program, liability to broker					$ 0.0
Subordinate voting shares
Disclosure of classes of share capital [line items]
Share repurchase program, period			12 months
Number of shares repurchased (in shares)			1,152,802	5,636,763
Normal course issuer bid purchase of subordinate voting shares			$ 26.7	$ 253.2
Share repurchase program, percentage of issued and outstanding shares	10.00%
Subordinate voting shares | Maximum
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)			5,421,685	5,943,239
Subordinate voting shares | Automatic Share Purchase Plan (“ASPP”)
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)			821,622
Normal course issuer bid purchase of subordinate voting shares			$ 20.0
Subordinate voting shares | Automatic Share Purchase Plan (“ASPP”) | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)		250,100
Normal course issuer bid purchase of subordinate voting shares		$ 6.2
Retained earnings
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares			24.3	$ 241.3
Retained earnings | Subordinate voting shares
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares			$ 25.4	$ 241.3